S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Mar. 23, 2026 USD ($) $ / shares shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	8,003,636
Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	280,000
Apogee Acquisition Sponsor LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 300,000
Sponsor Compensation Nature	$10,000
Apogee Acquisition Sponsor LLC [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	9,583,333
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Apogee Acquisition Sponsor LLC [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	470,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 4,700,000
Apogee Acquisition Sponsor LLC [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	1,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Ian Rhodes [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount | $	$ 6,000